Relationship with parent and related parties - Additional information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 12, 2023	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Distribution in an aggregate amount	$ 175,000
Amount of transaction			$ 851	$ (31,544)	$ (8,875)	$ 427,725
Term Loan [Member] | Two Thousand Twenty Three Credit Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from term loan	150,000
Yuma, Inc. [Member]
Related Party Transaction [Line Items]
Distribution in an aggregate amount	153,300
TPG Rise [Member]
Related Party Transaction [Line Items]
Distribution in an aggregate amount	$ 21,700
Flex Ltd
Related Party Transaction [Line Items]
Related party transaction purchases from related party		$ 29,600	15,000	67,100	47,700	60,300
Amount of transaction				5,200	13,000	13,300
General and administrative expense				3,400	9,900	10,000
Cost of goods and services sold				1,800	3,100	3,300
Accounts payable				$ 37,500	$ 36,500	$ 24,400
Flex Ltd | Related Party [Member]
Related Party Transaction [Line Items]
Amount of transaction			2,400
General and administrative expense			1,600
Cost of goods and services sold			800
Accounts payable		$ 7,400	$ 31,400